Investment Strategy	Oct. 31, 2025
Vanguard Commodity Strategy Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	As described above, the Fund’s commodity strategy includes investments in commodity-linked investments, inflation-linked investments and other fixed income securities and such investments are counted towards the Fund’s 80% policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Commodities are real assets, including, but not limited to, agricultural products, livestock, precious and industrial metals, and energy products. The Fund invests in commodity-linked investments, which are derivative instruments that provide long or short exposure to commodities. These investments include commodity-linked total return swaps, commodity futures contracts and options on commodity futures contracts, commodity-linked structured notes, and other commodity-linked derivative instruments. The Fund’s commodity-linked investments also may include exchange-traded commodity pools or funds.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investments consistent with the Fund’s commodity strategy.
Vanguard International Value Fund
Prospectus [Line Items]
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in large-, mid-, and small-capitalization companies and is expected to diversify its assets in countries across developed and emerging markets.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, a value stock is a stock that is included within at least one of the following value indices or a value index determined by the advisor to be similar to the foregoing: Russell 3000 Value Index, S&P 500 Value Index, S&P MidCap 400 Value Index, S&P SmallCap 600 Value Index, CRSP U.S. Mega Cap Value Index, CRSP U.S. Large Cap Value Index, CRSP U.S. Mid Cap Value Index, CRSP U.S. Small Cap Value Index, MSCI U.S. Prime Market Value Index, MSCI U.S. Small Cap Value Index, MSCI All Country World Value Index, or FTSE All-World Value Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes, in value stocks.